Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total [1]	Share Capital [member]	Contributed Surplus [member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [member] Net Fair Value Loss on Investments [member]	[2],[3]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [member] Net Actuarial Gain on Defined Benefit Plans [member] [4]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [member] Loss on Currency Translation of Foreign Operations [member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [member] Other [member]	Retained Earnings [member]
Beginning balance at Dec. 31, 2016	$ 8,199	$ 1,798	$ 222	$ (25)	$ 43			$ (2)	$ (66)	$ 6,204
Net earnings	327									327
Other comprehensive (loss) income	96			96	30		$ 46		20
Dividends declared	(335)									(335)
Effect of share-based compensation including issuance of common shares	10	2	8
Shares issued for dividend reinvestment plan	6	6
Transfer of net actuarial gain on defined benefit plans				(46)			(46)			46
Ending balance at Dec. 31, 2017	8,303	1,806	230	25	73			(2)	(46)	6,242
Merger impact (Notes 3 and 11)	15,904	15,898	7							(1)
Net earnings	3,573									3,573
Other comprehensive (loss) income	(302)			(302)	(99)		54	(249)	(8)
Shares repurchased (Note 24)	(1,852)	(998)	(23)							(831)
Dividends declared	(1,273)									(1,273)
Effect of share-based compensation including issuance of common shares	51	34	17
Transfer of net actuarial gain on defined benefit plans				(54)			$ (54)			54
Transfer of net loss on sale of investment				19	19					(19)
Transfer of net loss on cash flow hedges	21			21					21
Ending balance at Dec. 31, 2018	$ 24,425	$ 16,740	$ 231	$ (291)	$ (7)			$ (251)	$ (33)	$ 7,745

[1]	All equity transactions were attributable to common shareholders.
[2]	The Company adopted IFRS 9 "Financial Instruments" in 2018 and reclassified available-for-sale investments as financial instruments measured at FVTOCI.
[3]	The Company divested its equity interests in the investment in ICL on January 24, 2018. The loss on sale of ICL of $(19) was transferred to retained earnings in 2018. The cumulative net unrealized gain at December 31, 2017 was $4.
[4]	Any amounts incurred during a period were closed out to retained earnings at each period-end. Therefore, no balance exists at the beginning or end of period.